Investment Strategy - Invesco QQQ Equal Weight ETF	Mar. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is an equal-weighted version of the Nasdaq-100 Index® (the “Nasdaq-100”). The Nasdaq-100 consists of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The Nasdaq-100 includes equity securities of companies located in the United States, as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. The Nasdaq-100 includes companies from all major industry groups, except for companies that are classified as being in the “financials” industry according to the Industry Classification Benchmark (“ICB”). Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Nasdaq-100.
The Underlying Index contains the same securities as the Nasdaq-100, but each company in the Underlying Index is equal-weighted, rather than weighted based on each security’s market capitalization. “Equal weighting” means that the Underlying Index assigns each component security the same weight at each quarterly rebalance, unlike the Nasdaq-100, which weights each component security based (in part) on its market capitalization.
As of January 31, 2026, the Underlying Index was comprised of 101 constituents with market capitalizations ranging from $111 billion to $4.7 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of January 31, 2026, the Underlying Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of January 31, 2026, the Underlying Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.